Summary of significant accounting policies (Policy)	12 Months Ended
Mar. 31, 2013
Summary of significant accounting policies [Abstract]
Principles of consolidation
Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. For consolidated subsidiaries where the Company's ownership is less than 100%, the outside shareholders' interests are shown as non-controlling interests. All significant intercompany balances and transactions have been eliminated in consolidation. The Company has no involvement with variable interest entities.

Use of estimates
Use of estimates

The preparation of the consolidated financial statements, in accordance with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the establishment of the selling prices of multiple deliverables in revenue arrangements, the estimation of direct costs for the provision of donated cord blood for transplantation and research, the useful lives of property, plant and equipment and intangible assets, the valuation of property, plant and equipment, intangible assets and investment securities, the valuation allowances for receivables and deferred tax assets and the realizability of inventories.

During the quarter ended March 31, 2013, the Group updated its estimated useful lives of certain machineries and office equipment in order to better match the Group's depreciation expense with the periods these assets are expected to generate revenue based on planned and historical service periods. The new estimated useful lives were established based on historical service periods and external benchmark data of these assets. The Group accounted for the change of useful lives of property, plant and equipment in accordance with Accounting Standards Codification ("ASC") 250, Accounting Changes and Error Corrections. The effect of the change in useful lives impacted the depreciation expense in the quarter in which the change occurred and will impact the depreciation expense in future periods. The effect of this change on net income and net income per share was a decrease of RMB1,600 (US$258) and RMB0.02 (US$0.003), respectively, for the year ended March 31, 2013.

Foreign currency transactions and translation
Foreign currency transactions and translation

The reporting currency of the Company is Renminbi ("RMB").

The functional currency of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou is Renminbi ("RMB") and the functional currency of the Company is United States dollars ("US$"). The functional currencies of subsidiaries of the Group outside the PRC are either US$ or Hong Kong dollars.

Transactions of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People's Bank of China (the "PBOC") prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet date. The resulting exchange differences are recorded in the consolidated statements of comprehensive income.

Transactions of the Company and subsidiaries outside the PRC denominated in currencies other than their functional currencies are translated into their functional currencies at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into their functional currencies using the applicable exchange rates at the balance sheet date. The resulting exchange differences are recorded in the consolidated statements of comprehensive income.

Assets and liabilities of the Company and subsidiaries outside the PRC are translated into RMB using the exchange rate at the balance sheet date. Revenues and expenses are translated at the average exchange rates prevailing during the year. The adjustments resulting from translation of financial statements of the Company and subsidiaries outside the PRC are recorded as a separate component of accumulated other comprehensive income within shareholders' equity.

RMB is not a fully convertible currency. All foreign exchange transactions involving RMB must take place either through the PBOC or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC, which are determined largely by supply and demand.

For the convenience of the readers, certain amounts as of and for the year ended March 31, 2013 included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00 = RMB6.2108, being the spot exchange rate of U.S. dollars in effect on March 29, 2013 for cable transfers in RMB per U.S. dollar as certified for customs purposes by the Federal Reserve, the central bank of the United States of America. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on March 31, 2013 or at any other date.

Cash and cash equivalents
Cash and cash equivalents

Cash and cash equivalents include short-term, highly liquid investments with original maturities of three months or less. Cash and cash equivalents of the Group are mainly maintained in the PRC and are denominated in several currencies. As of March 31, 2012 and 2013, cash and cash equivalents maintained in the PRC amounted to RMB765,689 and RMB1,470,844 (US$236,820), respectively. A majority of the Group's cash and cash equivalents are denominated in U.S. dollars, Australian dollars, Renminbi and Hong Kong dollars as follows:

	March 31,
	2012	2013

U.S. dollars	82	1,451
Australian dollars	53	137
Renminbi	764,077	1,469,512
Hong Kong dollars	36,073	17,820

Cash and cash equivalents held at financial institutions located in the PRC are uninsured whereas cash held at financial institutions in Hong Kong are insured up to certain amount. Management believes that these major financial institutions have high credit ratings.

Investment securities
Investment securities

Management determines the appropriate classification of its investment securities at the time of purchase and reevaluates such designations at each reporting date.

Trading and available-for-sale equity securities are recorded at fair value. Unrealized holding gains and losses on trading securities are included in earnings. Unrealized holding gains and losses, net of the related tax effect, on available-for-sale equity securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from the sale of available-for-sale equity securities are determined on a specific-identification basis. Where the fair value of an investment in equity securities is not readily determinable, the investment is stated at cost.

A decline in the market value of investment securities that is deemed to be other-than-temporary results in an impairment to reduce the carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. In determining whether an impairment is other-than-temporary, the Company considers whether it has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Dividend income is recognized in other income when earned.

Accounts receivable
Accounts receivable

Accounts receivable represent amounts due from subscribers for cord blood processing and storage services, which are recognized in accordance with the Company's revenue recognition policies (Note 2(k)). Installments receivable from subscribers which are due for repayment in over one year under deferred payment options are classified as non-current accounts receivable. Accounts receivable are stated net of allowance for doubtful accounts.

The allowance for doubtful accounts is the Group's best estimate of the amount of estimated losses in the Group's existing accounts receivable. The Group determines the allowance based on historical write-off experience, customer specific facts and economic conditions.

The Group reviews its allowances for doubtful accounts quarterly. Outstanding account balances are reviewed on a pooled basis by ageing of such balances. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group's PRC subsidiaries are required to comply with local tax requirements on the write-offs of doubtful accounts, which allow for such write-offs only when the related account balances are aged over three years and sufficient evidence is available to prove the debtor's inability to make payments. For financial reporting purposes, the Group's PRC subsidiaries generally record write-offs of doubtful accounts at the same time the local tax requirements for the write-offs are met. As a result, there are generally time lags between the time when a provision for doubtful accounts is recorded and the time the doubtful accounts are written off against the related allowance. The Group does not have any off-balance-sheet credit exposure related to its customers.

Inventories
Inventories

The Group collects, tests, freezes and stores donated umbilical cord blood for future transplantation or research purposes in return for a fee. Collection, testing and processing costs attributable to the processing of donated umbilical cord blood are capitalized as inventories, stated at the lower of cost or market on a weighted-average basis, and recognized as direct costs when revenue is recognized upon shipment of the donated cord blood units. Cost comprises direct materials, direct labor and an allocation of production overheads. Inventories that are not expected to be realized within 12 months from the balance sheet date are classified as non-current assets.

Property, plant and equipment
Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation.

Depreciation on property, plant and equipment is calculated based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets as follows:

Shorter of the lease term or estimated useful lives of 37.5 years for buildings in
Buildings	Beijing Jiachenhong and 44 years for buildings in Guangzhou Nuoya
Shorter of the lease term or
Leasehold improvements	estimated useful lives of 10 years
Machineries	5 - 10 years
Motor vehicles	5 years
Furniture, fixtures and office equipment	3 - 5 years

No depreciation expense is provided in respect of construction-in-progress.

Interest expense incurred related to the construction of property, plant and equipment is capitalized. The capitalization of interest expense as part of the cost of a qualifying asset commences when expenditures for the asset have been made, activities that are necessary to get the asset ready for its intended use are in progress and interest cost is being incurred. The capitalization period ends when the asset is substantially complete and ready for its intended use.

Depreciation of property, plant and equipment attributable to the processing of donated umbilical cord blood for future transplantation is capitalized as part of inventories, and is expensed to direct costs upon shipment of the donated cord blood units.

Intangible assets
Intangible assets

Intangible assets represent the operating rights to operate cord blood bank and are stated at the estimated fair value on the date of acquisition less accumulated amortization. Where payment for an operating right is non-deductible for tax purpose, the simultaneous equations method is used to record the assigned value of the asset and the related deferred tax liability, such that the carrying amount of the asset upon initial recognition less deferred tax liability recognized equals the amount paid for the asset.Amortization expenses are recognized on a straight-line basis over the estimated useful life of the operating rights of 30 years.

Given the environment in which the Group currently operates, it is reasonably possible that the estimated economic useful life of the assets or the Group's estimate that it will recover its carrying amount from future operations could change in the future.

Impairment of long-lived assets
Impairment of long-lived assets

Long-lived assets, including property, plant and equipment and intangible assets with finite useful lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flows models, quoted market values and third-party independent appraisals, as considered necessary. No impairment of long-lived assets was recognized for the years ended March 31, 2011, 2012 and 2013.

Revenue recognition
Revenue recognition

The Group receives fees for collecting, testing, freezing and storing of cord blood units. Once the cord blood units are collected, tested, screened and successfully meet all of the required attributes, the Group freezes the units and stores them in a cryogenic freezer. Under the cord blood processing and storage agreement ("Agreement") signed with the customer, the Group charges separate processing fee and storage fees to the customer and such agreement typically provides for a storage period of eighteen years represented by successive one-year renewal periods. The Group also arranges an insurance policy for customers. The amount of storage fees include insurance premiums collected on behalf of a third-party insurance company. The amount attributable to the insurance premiums is included in current and non-current other payables and is not recognized as revenue. The Group has no performance obligation to the customer with respect to the insurance policy.

The Agreement is a multiple-element arrangement, which includes (i) the processing of cord blood unit and (ii) the storage of cord blood unit. The Group accounts for the arrangement under the ASC 605-25, Revenue Recognition - Multiple-Element Arrangements, as amended by Accounting Standards Update No. 2009-13, Multiple-Deliverable Arrangements ("ASU 2009-13"), which was adopted by the Group in the fiscal year beginning April 1, 2011 on a prospective basis. The adoption of ASU 2009-13 did not have an impact on the consolidated financial statements, as the units of accounting, the allocation of the arrangement consideration to various units of accounting, and pattern and timing of revenue recognition did not change. In accordance with ASC 605-25, revenue arrangements that include multiple elements are analyzed to determine whether the deliverables can be divided into separate units of accounting or treated as a single unit of accounting. The consideration received is allocated among the separate units of accounting based on their relative selling prices determined based on prices of these elements as sold on a stand-alone basis, and the applicable revenue recognition criteria are applied to each of the separate units. Revenues are allocated to a delivered product or service when the following criteria are met: (1) the delivered item or items have value to the customer on a standalone basis; and (2) if the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item or items is considered probable and substantially in the control of the Group. Based on evaluation of the criteria, the Group has determined that the cord blood processing services and storage services are to be accounted for as separate units.

Pursuant to the Agreement, no penalty is charged to customers for early termination of the storage service.

The Group considers all reasonably available information to allocate the overall arrangement fee to processing and storage services based on their relative selling prices.

The Group recognizes processing fee revenue upon successful completion of processing services and when the cord blood unit meets all the required attributes for storage, and recognizes the storage fee revenues ratably over the annual storage period.

During the three years ended March 31, 2011, 2012 and 2013, the Group offered its customers three payment options:

(i)	Payment of the processing fee upon delivery of the cord blood unit to the Group's premises for processing and the annual storage fee in advance at the beginning of each one-year renewal period;

(ii)	Payment of the processing fee upon delivery of the cord blood unit to the Group's premises for processing and prepayment of storage fees for multiple periods; and

(iii)	Payment of the processing fee by installment over multiple periods and the annual storage fee in advance at the beginning of each one-year renewal period. The installment option includes an initial processing fee payment upon delivery of the cord blood unit to the Group's premises for processing and an incremental annual payment for the consecutive periods, representing a surcharge to the total amount of processing fees payable under payment options (i) and (ii).

Under payment option (iii), installments due for payment beyond one year are classified as non-current accounts receivable. The incremental processing fee payable by customers under the installment plan is recognized as interest income using the effective interest method.

The recognition of storage revenue is ceased when the collectability of the storage fees from the customers is not reasonably assured due to delinquency of payment by the customers.

During the years ended March 31, 2012 and 2013, the Group ceased recognizing storage revenue from subscribers who were delinquent for more than 24 months. This was a change compared to the Group's previous estimate of not recognizing storage revenue if the subscriber was delinquent for more than 18 months. The reason for the change in estimate was due to more historical experience of receivables collections from delinquent customers. During the year ended March 31, 2012, the Group performed a retrospective review of delinquent receivable collections for the two years ended March 31, 2011 and 2012. The results of this review indicated there was a high percentage of successful collections of receivables that were delinquent over 18 months but less than 24 months. As a result, the Group changed its estimate of not recognizing storage revenue from customer who was delinquent for more than 18 months to 24 months in the year ended March 31, 2012. The change was not significant as the impact of the change representing approximately 1% of total net revenues for the year ended March 31, 2012.

According to the notice jointly issued by the Ministry of Finance and the State Administration of Taxation in November 2011, the taxable services revenue provided by the Group's three main PRC subsidiaries is subject to Value-Added Tax ("VAT"). Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are subject to VAT effective for periods starting from September 1, 2012, November 1, 2012 and December 1, 2012, respectively. VAT at a general rate of 6% on the invoice amount is collected on behalf of tax authorities in respect of the services rendered. Prior to these periods, the Group's three main PRC subsidiaries were subject to business tax at a general rate of 5% of service revenues. Revenue is stated net of VAT or business tax.

Research and development costs
Research and development costs

Research and development costs are incurred for research activities conducted to enhance operating efficiencies, collection and storage technologies, and measures to improve the results in umbilical cord blood stem cells extraction and separation. They also include research expenses on the use of cord blood stem cells in different medical treatments. Research and development costs of RMB6,960, RMB7,615 and RMB8,459 (US$1,362) for the years ended March 31, 2011, 2012 and 2013, respectively, were expensed as incurred.

Advertising and promotion costs
Advertising and promotion costs

Advertising and promotion costs are expensed as incurred. Advertising and promotion costs included in sales and marketing expenses in the consolidated statements of comprehensive income amounted to RMB10,590, RMB12,460 and RMB19,215 (US$3,094) for the years ended March 31, 2011, 2012 and 2013, respectively.

Retirement and other postretirement benefits
Retirement and other postretirement benefits

Contributions to retirement schemes (which are defined contribution plans) are charged to the consolidated statements of comprehensive income when the related employee service is provided. The Group does not have any defined benefit retirement plans.

Debt issuance costs
Debt issuance costs

Costs incurred by the Company that are directly attributable to the issuance of the convertible notes are deferred and are charged to the consolidated statements of comprehensive income using an effective interest rate method from the date the convertible notes were issued to the earliest date the holders of the convertible notes can demand payment, which is five years.

Income taxes
Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period that includes the enactment date.

The Group recognizes in the consolidated financial statements the impact of a tax position if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive income.

Commitments and contingencies
Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims that relate to a wide range of matters, including, among others, product liability. The Group records accruals for such contingencies based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. The Group may consider many factors in making these assessments including past history and the specifics of each matter. Since the Group has not become aware of any product liability claim since operations commenced, the Group has not recognized a liability for product liability claims.

Earnings per share
Earnings per share

Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income attributable to common shareholders is allocated between ordinary shares and participating securities based on contractual participating rights of security to share in undistributed earnings as if all of the earnings had been distributed. For the year ended March 31, 2013, the convertible notes are participating securities since the holder of these notes participate in excess cash dividends on the same basis as ordinary shareholders.

Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders, as adjusted to exclude any income or expenses related to dilutive ordinary equivalents shares by the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period. Dilutive potential ordinary shares consist of the ordinary shares issuable upon the exercise of outstanding share options by applying the treasury stock method and the ordinary shares issuable upon the conversion of the convertible notes applying the if-converted method. Dilutive potential ordinary shares in the diluted earnings per share computation are excluded to the extent that their effect is anti-dilutive.

Share option plan
Share option plan

The Group recognizes share-based payments as compensation cost and measures such cost based on the grant date fair value of the award using the Black-Scholes option-pricing model. Compensation expense is recognized on a straight-line basis over the requisite service period, which is generally the same as the vesting period.

The service inception date is the date at which the requisite service period begins. The service inception date usually is the grant date; however the service inception date precedes the grant date if (a) an award is authorized, (b) service begins before a mutual understanding of the key terms and conditions of a share-based payment award is reached, and (c) either of the following conditions applies: (1) the award's terms do not include a substantive future requisite service condition that exists at the grant date or (2) the award contains a market or performance condition that if not satisfied during the service period preceding the grant date and following the inception of the arrangement results in forfeiture of the award. For the purpose of determining the service inception date, authorization of an award is the date on which all approval requirements are completed unless approval is perfunctory.

Segment reporting
Segment reporting

The Group has one operating segment, as defined by ASC 280 Segment Reporting, which is processing and storage of cord blood units. All of the Group's operations and customers are located in the PRC. Consequently, no geographic information is presented.

Fair value measurement
Fair value measurement

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The Group did not have any non-financial assets or liabilities that are measured at fair value on a recurring basis as of March 31, 2012 and 2013.

See Note 22 to the consolidated financial statements.

Recently issued accounting standards
Recently issued accounting standards

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"), which amended accounting guidance related to fair value measurements and disclosures with the purpose of converging the fair value measurement and disclosure guidance issued by the FASB and the International Accounting Standards Board. The guidance is effective for reporting periods beginning after December 15, 2011. The guidance includes amendments that clarify the intent of the application of existing fair value measurement requirements along with amendments that change a particular principle or requirement for fair value measurements and disclosures. The Company adopted the new guidance on April 1, 2012. The adoption did not have a material impact on the Company's consolidated financial statements or related disclosures.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). The standard requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies would instead cross reference to the related footnote for additional information. ASU 2013-02 is effective for interim and annual reporting periods beginning after December 15, 2012. The Company will adopt the provisions of the new guidance on April 1, 2013. The adoption will not have a material impact on the Company's consolidated financial statements or related disclosures.